Other Income and Finance Expense (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)
Other Income and Finance Expense [Abstract]
Other income	$ 1,356	د.إ 4,978	د.إ 17,727